Basis of Preparation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
STATEMENTS OF INCOME
NET OPERATING REVENUE	R$ 22,651,036	R$ 21,479,468	R$ 20,535,341
Gross profit	4,891,244	4,898,040	4,929,757
Other operational income (expenses)	(145,727)	(280,460)	(739,635)
Profit (loss) before tax	2,907,234	2,489,724	942,888
Profit (loss) from operating activities	(826,996)	(1,203,326)	(1,980,985)
Statement of comprehensive income [abstract]
Total comprehensive income	3,038,932	2,072,843	1,359,308
STATEMENTS OF CASH FLOWS
Cash flows from (used in) operating activities	3,393,536	3,518,476	3,902,649
Income taxes paid (refund), classified as operating activities	219,219	294,676	124,381
Cash flow from investment activities	(5,739,414)	(3,135,091)	(2,774,996)
Net cash used in financing activities	R$ 803,856	R$ 2,696,572	R$ (1,922,041)